UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21359
Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
J. Thomas Futrell 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: July 31
Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
Attached hereto.

Managed Duration Investment Grade Municipal Fund (formerly known as MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund)
Portfolio of Investments
April 30, 2010 (unaudited)

	Rating (S&P)*	Principal Amount (000)	Description	Optional Call Provisions**	Value

Municipal Bonds & Notes - 168.0%
Alaska - 0.8%
	A+	$ 750	Alaska Muni Bond Bank Auth,
			Ser 1, 5.75%, 09/01/33	09/01/18 @ 100	$ 792,030

Alabama - 2.8%
	BBB	845	Courtland, AL Ind Dev Brd
			Environ Imp Rev, AMT, Ser B,
			6.25%, 08/01/25	08/01/13 @ 100	849,808
	Baa3	1,890	Courtland, AL Ind Dev Brd
			Solid Waste Disp Rev, AMT,
			6.00%, 08/01/29	08/01/10 @ 101	1,855,980
					2,705,788

California - 16.0%
	BBB+	5,000	California Public Works Brd
			Dept Mental Health Lease Rev, Ser A,
			5.00%, 06/01/24	06/01/14 @ 100	4,925,350
	A-	6,000	California Various Purpose Gen Oblig,
			5.125%, 11/01/24	11/01/13 @ 100	6,129,540
	A-	2,500	Chula Vista, CA Ind Dev Rev, Ser B
			AMT, 5.50% 12/01/21	06/02/14 @ 102	2,585,850
	BBB	2,065	Golden State Tobacco Securitization
			Rev, Ser A-1, 5.00%, 06/01/33	06/01/17 @ 100	1,663,709
					15,304,449

Colorado - 1.9%
	BBB	2,000	Colorado Health Facs Auth Rev,
			5.25%, 05/15/42	05/15/17 @ 100	1,846,140

Delaware - 1.6%
	BBB	1,500	Delaware St Econ Dev Auth Rev,
			5.40%, 02/01/31	08/01/20 @ 100	1,523,460

District of Columbia - 2.0%
	Aaa	2,000	District of Columbia FHA Multi Family
			Henson Ridge-Rmkt, AMT,
			5.10%, 06/01/37 (FHA)	06/01/15 @ 102	1,948,360

Florida - 9.3%
	AA-	1,000	Clearwater, FL Wtr & Swr Rev, Ser A,
			5.25%, 12/01/39	12/01/19 @ 100	1,027,990
	NR	3,000	Highlands Co., FL Health Facs
			Auth Rev, Ser D, 5.875%, 11/15/29
			(Prerefunded @ 11/15/13)†	11/15/13 @ 100	3,429,300
	A-	2,200	Miami-Dade Co., FL Aviation Rev, AMT,
			5.00%, 10/01/38 (CIFG)	10/01/15 @ 100	1,989,526
	AAA	1,500	Miami-Dade Co., FL Sch Brd, Ser A,
			5.375%, 02/01/34 (Assured Gty)	02/01/19 @ 100	1,553,280
	BBB	1,000	Seminole Indian Tribe FL Rev, Ser A,
			144A, 5.25%, 10/01/27	10/01/17 @ 100	904,590
					8,904,686

Illinois - 6.2%
	AAA	1,115	Chicago O'Hare Intl Arpt Rev 3rd Lien,
			Ser A-2, AMT, 5.50%, 01/01/16 (AGM)	01/01/14 @ 100	1,197,175
	Baa2	2,000	Illinois Fin Auth, Roosevelt Univ Rev,
			5.50%, 04/01/37	04/01/17 @ 100	1,890,080
	A-	1,000	Illinois Fin Auth, Rush Univ Med Ctr Rev,
			Ser C, 6.375%, 11/01/29	05/01/19 @ 100	1,067,240
	AA	1,855	Illinois Hsg Dev Auth Homeowner Mtg,
			AMT, Ser A-2, 5.00%, 08/01/36	02/01/16 @ 100	1,781,542
					5,936,037

Indiana - 2.2%
	AA-	2,000	Indianapolis, IN Pub Impt Bond Bank Wtrwks,
			Ser A, 5.50%, 01/01/29	01/01/19 @ 100	2,093,740

Iowa - 1.8%
	BBB	2,000	Iowa Tobacco Settlement Auth,
			Cap Apprec Asset Bkd, Ser B, 5.60%, 06/01/34	06/01/17 @ 100	1,725,960

Kentucky - 2.2%
	Aa3	1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev,
			Baptist Hlthcr Sys, Ser A, 5.625%, 08/15/27	08/15/18 @ 100	1,081,330
	BBB+	1,000	Owen Cnty, KY, Wtrwrks Sys Rev,
			American Wtr Co, Ser B, 5.625%, 09/01/39	09/01/19 @ 100	1,022,840
					2,104,170

Louisiana - 8.4%
	BBB	1,000	De Soto Parish, LA Environ Imp
			Rev, AMT, Ser A, 5.85%, 11/01/27	11/01/13 @ 100	969,160
	AA-	1,000	East Baton Rouge Parish, LA Swr Commn
			Rev, Ser A, 5.25%, 02/01/34	02/01/19 @ 100	1,068,530
	BB	3,000	Louisiana Govt, Environ Facs & Comnty
			Dev Auth Rev, 6.75%, 11/01/32	11/01/17 @ 100	3,083,190
	BBB+	3,000	St. John Baptist Parish, LA
			Marathon Oil Corp., Ser A, 5.125%, 06/01/37	06/01/17 @ 100	2,885,250
					8,006,130

Maryland - 1.0%
	BBB-	1,000	Maryland Health & Hgr Ed Facs Auth Rev,
			5.75%, 01/01/38	01/01/18 @ 100	974,260

Massachusetts - 3.2%
	AA-	1,000	Massachusetts Housing Fin Agency,
			AMT, 5.10%, 12/01/27	06/01/17 @ 100	1,001,140
	AA	950	Massachusetts Housing Fin Agency,
			AMT, Ser 134, 5.60%, 12/01/38	06/01/18 @ 100	962,255
	BBB	1,000	Massachusetts St Health & Ed Facs Auth Rev,
			Ser A, 6.25%, 07/01/30	07/01/19 @ 100	1,051,090
					3,014,485

Michigan - 5.7%
	AAA	1,000	Detroit, MI Sewer Disp Rev,
			Sr Lien, Ser B, 7.50%, 07/01/33 (AGM)	07/01/19 @ 100	1,193,960
	AAA	1,000	Detroit, MI Wtr Supply Sys Rev,
			2nd Lien, Ser B, 7.00%, 07/01/36 (AGM)	07/01/19 @ 100	1,143,820
	BBB-	1,000	Michigan Strategic Fund Ltd Oblig Rev Adj Ref,
			Dow Chemical, Ser B-1, 6.25%, 06/01/14	N/A	1,117,180
	A-	2,000	Michigan Strategic Fund Ltd Oblig
			Rev Ref, Ser C, 5.45%, 09/01/29	09/01/11 @ 100	2,011,980
					5,466,940

Mississippi - 1.1%
	BBB	1,000	Warren County, MS Gulf Opp Zone,
			Intl Paper Co., Ser A, 6.50%, 09/01/32	09/01/18 @ 100	1,062,530

Nebraska - 3.2%
	A-	3,000	Public Power Generation Agency,
			Whelan Energy Ctr Unit 2, 5.00%, 01/01/41 (AMBAC)	01/01/17 @ 100	3,009,900

Nevada - 5.8%
	A	5,410	Henderson, NV Health Care Fac Rev,
			Ser A, 5.625%, 07/01/24	07/01/14 @ 100	5,559,586

New Jersey - 1.6%
	BBB+	1,500	New Jersey, Health Care Fac Fin Auth Rev,
			Chilton Mem Hosp, 5.75%, 07/01/39	07/01/19 @ 100	1,492,935

New York - 21.1%
	A-	2,750	Long Island, NY Power Auth Rev, Ser A,
			5.10%, 09/01/29	09/01/14 @ 100	2,805,330
	AA-	4,000	Metropolitan Trans Auth Rev, Ser A,
			5.125%, 01/01/24	07/01/12 @ 100	4,160,680
	B-	750	New York City Indl Dev Rev, JFK
			Intl Arpt, Ser A, AMT, 8.00%, 08/01/12	N/A	771,563
	B-	500	New York City Indl Dev Rev, American Airlines
			JFK Intl Arpt, AMT, 7.50%, 08/01/16	N/A	507,600
	BBB	1,000	New York Dorm Auth Rev, NYU Hosp Ctr,
			Ser B, 5.25%, 07/01/24	07/01/17 @ 100	1,025,090
	AA	2,250	New York, NY Gen Oblig, Ser J,
			5.00%, 05/15/23	05/15/14 @ 100	2,388,780
	A+	1,750	New York Muni Bond Bank Agy Special
			School Purpose Rev, Ser C,
			5.25%, 12/01/22	06/01/13 @ 100	1,829,082
	AA-	3,000	New York Tobacco Settlement Funding
			Corp, Ser A1, 5.50%, 06/01/19	06/01/13 @ 100	3,244,140
	A-	2,500	Suffolk Co, NY Ind Dev Agy Rev, AMT,
			5.25%, 06/01/27	06/01/13 @ 100	2,433,950
	A	1,000	Troy, NY Cap Resource Corp Rev,
			Ser A, 5.00%, 09/01/30	09/01/20 @ 100	1,018,510
					20,184,725

North Carolina - 4.0%
	A-	1,000	North Carolina Eastern Muni Power Agy
			Sys Rev Ref, Ser D, 5.125%, 01/01/23	01/01/13 @ 100	1,027,010
	A-	1,000	North Carolina Eastern Muni Power Agy
			Sys Rev Ref, Ser D, 5.125%, 01/01/26	01/01/13 @ 100	1,020,940
	AA	1,745	North Carolina Housing Fin Agy Rev, AMT,
			Ser 14A, 5.35%, 01/01/22 (AMBAC)	07/01/11 @ 100	1,755,749
					3,803,699

Ohio - 12.4%
	BBB	1,150	Buckeye OH, Tobacco Settlement Turbo Rev,
			Ser A-2, 5.875%, 06/01/30	06/01/17 @ 100	970,163
	BBB	2,000	Buckeye OH, Tobacco Settlement Turbo Rev,
			Ser A-2, 5.75%, 06/01/34	06/01/17 @ 100	1,562,900
	AA-	3,000	Cuyahoga Co., OH Rev Ref, Ser A,
			6.00%, 01/01/20	07/01/13 @ 100	3,339,780
	AA-	3,750	Lorain Co., OH Hosp Rev Ref, Ser A,
			5.25%, 10/01/33	10/01/11 @ 101	3,777,675
	BBB-	1,000	Ohio Air Quality Dev Auth Rev Ref,
			5.70%, 02/01/14	N/A	1,102,970
	BBB-	1,000	Ohio Air Quality Dev Auth Rev Ref,
			5.625%, 06/01/18	N/A	1,077,510
					11,830,998

Oklahoma - 2.5%
	A	2,585	Oklahoma Dev Fin Auth Rev,
			5.00%, 02/15/42	02/15/17 @ 100	2,406,325

Pennsylvania - 5.8%
	BBB	2,340	Pennsylvania Higher Education Facs Auth
			Rev, 5.25%, 05/01/23	05/01/13 @ 100	2,350,881
	BBB	1,000	Pennsylvania State Higher Education,
			5.00%, 05/01/37	11/01/17 @ 100	938,100
	AA-	1,000	Pennsylvania State Higher Education,
			U of PA Health Sys, Ser B, 6.00%, 08/15/26	08/15/18 @ 100	1,101,900
	AAA	1,110	Philadelphia, PA Gen Oblig Ref, Ser A,
			5.375%, 08/01/30 (Assured Gty)	08/01/19 @ 100	1,163,846
					5,554,727

Rhode Island - 1.4%
	AAA	1,300	Rhode Island Convention Ctr Auth Rev Ref,
			Ser A, 5.50%, 05/15/27 (Assured Gty)	05/15/19 @ 100	1,379,703

South Carolina - 3.6%
	AAA	2,500	Florence Co., SC Hosp Rev, Ser A,
			5.25%, 11/01/27 (AGM)	11/01/14 @ 100	2,576,450
	BBB	1,000	Georgetown Co., SC Environ Imp Rev,
			AMT, Ser A, 5.30%, 03/01/28	03/01/14 @ 100	904,610
					3,481,060

South Dakota - 6.3%
	AAA	4,990	South Dakota Hsg Dev Auth, Ser K, AMT,
			5.05%, 05/01/36	11/01/15 @ 100	4,849,332
	AA-	1,200	South Dakota St Hlth & Edl Fac, Ser A
			5.25%, 11/01/34	11/01/14 @ 100	1,212,888
					6,062,220

Tennessee - 2.6%
	BBB+	2,500	Knox Co., TN Health Edl & Hsg Facs Brd Rev,
			5.25%, 04/01/27	04/01/17 @ 100	2,453,200

Texas - 16.9%
	Aa2	2,000	Bexar Co., TX Hsg Fin, AMT,
			5.20%, 10/20/34 (GNMA/FHA)	10/20/14 @ 100	2,006,340
	AAA	2,500	Houston, TX Utility System,
			First Lien Rev Ref, Ser A, 5.00%, 11/15/33 (AGM)	11/15/17 @ 100	2,598,450
	A	2,000	Lower Colorado River Auth Tex Rev, Ser A,
			6.25%, 05/15/28	05/15/18 @ 100	2,233,600
	BBB+	1,885	Matagorda Co., TX Nav Dist No.1 Rev, AMT,
			5.125%, 11/01/28 (AMBAC) (1)	N/A	1,799,383
	A-	2,000	North TX, Tollway Auth Rev, Ser A,
			5.625%, 01/01/33	01/01/18 @ 100	2,086,300
	A-	1,000	North TX, Tollway Auth Rev, Ser L-2,
			6.00%, 01/01/38 (1)	01/01/13 @ 100	1,099,100
	AAA	1,325	Pampa, TX Indep School
			Dist, 5.00%, 08/15/36 (PSF)	08/15/17 @ 100	1,391,648
	BBB+	2,100	San Leanna Ed Facs Corp Higher Ed Rev,
			5.125%, 06/01/36	06/01/17 @ 100	1,915,788
	AAA	1,000	Tarrant Cnty, TX Cult Ed Facs Rev,
			Ser A, 5.75%, 07/01/18 (Assured Gty)	N/A	1,081,000
					16,211,609

Virginia - 1.5%
	BBB+	1,250	Washington Co., VA Indl Dev Auth Hosp Fac Rev,
			Ser C, 7.50%, 07/01/29	01/01/19 @ 100	1,418,362

Washington - 1.1%
	AA+	1,000	Tes Properties, WA Rev,
			5.625%, 12/01/38	06/01/19 @ 100	1,039,180

West Virginia - 3.4%
	AAA	3,205	West Virginia Housing Dev Fund Rev,
			Ser D, 5.20%, 11/01/21	05/01/11 @ 100	3,242,851

Wisconsin - 1.3%
	AA	1,250	Wisconsin State Health & Ed Facs Rev,
			Ser A, 5.00%, 11/15/36	11/15/16 @ 100	1,260,363

Wyoming - 7.3%
	BBB+	4,000	Sweetwater Co., WY Solid Waste Disp Rev,
			AMT, 5.60%, 12/01/35	12/01/15 @ 100	3,847,480
	AA+	3,100	Wyoming Cmnty Dev Auth Hsg Rev,
			Ser 7, AMT, 5.10%, 12/01/38	12/01/16 @ 100	3,123,963
					6,971,443

Total Municipal Bonds & Notes - 168.0%
	(Cost $155,677,343)				160,772,051

	Rating (S&P)*	Redemption Value (000)	Description		Value
Preferred Shares - 2.2%
	Aaa	$ 2,000	Centerline Equity Issuer Trust, AMT, Ser A-4-1,
	(Cost $2,000,000)		5.75%, 05/15/15 (remarketing), 144A		2,076,980

Total Investments - 170.2%
	(Cost $157,677,343)				162,849,031

Other assets in excess of liabilities - 2.4%					2,280,489
Preferred Shares, at redemption value - (-72.6% of Net Assets Applicable to Common
	Shareholders or -42.6% of Total Investments)				(69,450,000)

Net Assets Applicable to Common Shareholders - 100.0% (2)					$ 95,679,520

*	For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services,
	Inc. or Fitch Ratings is provided.
**	Date and price of the earliest optional call or put provision. There may be other call
	provisions at varying prices at later dates.
†	This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow,
	are used to pay interest on this security, as well as to retire the bond in full at the date and price
	indicated under the Optional Call Provisions.

(1)	Step-up security. Security is a step-up bond where the coupon increases or steps up at a predetermined date.
	Rate shown reflects the rate in effect on April 30, 2010.
(2)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:
AGM - Insured by Assured Guaranty Municipal Corp.
AMBAC - Insured by Ambac Assurance Corporation
AMT - Income from this security is a preference item under the Alternative Minimum Tax
Assured Gty - Insured by Assured Guaranty Corp.
CIFG - Insured by CIFG Assurance NA
FHA - Guaranteed by Federal Housing Administration
GNMA - Guaranteed by Ginnie Mae
PSF - Guaranteed by Texas Permanent School Fund

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010 these securities amounted to $2,981,570 which represents 3.1% of net assets applicable to common shareholders.

See previously submitted notes to financial statements for the period ended January 31, 2010.

At April 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 157,710,553	$ 7,090,420	$ (1,951,942)	$ 5,138,478

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment  or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).  The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of April 30, 2010.

Valuations (in $000s)	Level 1	Level 2	Level 3	Total
Description

Assets:
Preferred Stock	$ 2,077	$ -	$ -	$ 2,077
Municipal Bonds	-	160,772	-	160,772
Total	$ 2,077	$ 160,772	$ -	$ 162,849

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:          /s/ J.Thomas Futrell

J. Thomas Futrell
Chief Executive Officer

Date:      June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ J. Thomas Futrell

J. Thomas Futrell
Chief Executive Officer

Date:      June 29, 2010

By:          /s/ Steven M. Hill

Steven M. Hill
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       June 29, 2010